Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Renumeration, fees or interest expense		$ 1,121	$ 456	$ 776
A Company Controlled By A Director (1) | Admin, Office, and Interest Expenses
IfrsStatementLineItems [Line Items]
Renumeration, fees or interest expense	[1]	262	0	0
Loans or advances	[1]	0	0	0
Renumeration, fees, or interest payments	[1]	0	0	0
Loan payments	[1]	6,636	0	0
Included in accounts payable	[1]	0	6,374
Included in loan payable and long-term debt	[1]	0	0
A Company Controlled By A Director | Admin, Office, and Interest Expenses
IfrsStatementLineItems [Line Items]
Renumeration, fees or interest expense		703	346	66
Loans or advances		6,053	7,908	0
Renumeration, fees, or interest payments		212	33	0
Loan payments		0	0	0
Included in accounts payable		126	227
Included in loan payable and long-term debt		14,808	8,163
Directors | Salaries and Wages
IfrsStatementLineItems [Line Items]
Renumeration, fees or interest expense		394	337	66
Loans or advances		0	0	0
Renumeration, fees, or interest payments		492	317	0
Loan payments		0	0	0
Included in accounts payable		18	116
Included in loan payable and long-term debt		0	0
Directors | Loans
IfrsStatementLineItems [Line Items]
Renumeration, fees or interest expense	[1]	0	0	0
Loans or advances	[1]	532	347	0
Renumeration, fees, or interest payments	[1]	962	0	0
Loan payments	[1]	3,270	0	$ 0
Included in accounts payable	[1]	0	0
Included in loan payable and long-term debt	[1]	$ 0	$ 3,545

[1]	Balances owed to related parties were acquired as part of the reverse acquisition (note 25)